Compensation and Benefits - Fair value and liability of Class B awards (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2013	Mar. 12, 2013	Dec. 31, 2012	Dec. 31, 2013 Vested	Dec. 31, 2012 Vested	Dec. 31, 2013 Unvested	Dec. 31, 2012 Unvested	Dec. 31, 2013 Purchased	Dec. 31, 2012 Purchased	Dec. 31, 2013 Class B Liability Awards	Dec. 31, 2012 Class B Liability Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative increase in award liability										$ 2,532	$ 7,851
Redeemed Class B share-based awards	23,026		29,257
Payments - stock based compensation	8,763
Aggregate fair value of share-based awards	0		331,112	0	225,249	0	103,052	0	2,811
Class B share-based awards	$ 0	$ 551,951	$ 225,249
Compensation cost not recognized, period for recognition										2 years 9 months 18 days	3 years 3 months 18 days